Capital structure and financing - C.7.4. Call and put options (Details) - USD ($) $ in Millions	Aug. 29, 2019	Dec. 13, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Add (less) derivatives related to debt (note D.1.2.)			$ 17	$ 0
Transaction Price plus interest (as a percentage)	5.00%
Put option liability			$ 264	$ 239	[1],[2]
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Percentage ownership held by non-controlling interest	20.00%	20.00%
Vesting period of put option		42 months
Add (less) derivatives related to debt (note D.1.2.)		$ 239
Vesting period of call option		42 months
Threshold for ownership percentage of counterparty to make call option exercisable	10.00%	10.00%
Enterprise value of acquired entity	$ 1,460
Interest rate on put option	5.00%
Interest rate on call option	10.00%	10.00%

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).